Lord Abbett

Global Fund, Inc.

Equity Series

Income Series

Prospectus

May 1, 1999

(As Revised August 1, 1999)

[LOGO]

As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, and it has not judged these funds for investment merit. It is a criminal offense to state otherwise.

Class P shares of the fund are neither offered to the general public nor available in all states. Please call 800-821-5129 for further information.

                               Table of Contents

The Funds                                                                   Page


         Information about the goal/      Equity Fund                         2
          strategy, main risks, past      Income Fund                         5
      performance, fees and expenses


                                  Your Investment


            Information for managing      Purchases                           9
                   your fund account      Opening Your Account               11
                                          Redemptions                        12
                                          Distributions and Taxes            12
                                          Services For Fund Investors        13
                                          Sales Charges and Service Fees     14
                                          Management                         15


                            For More Information


                   How to learn more      Other Investment Techniques        16
                     about the funds      Glossary of Shaded Terms           17
                                          Recent Performance                 19


                            Financial Information


       Financial highlights and line      Equity Fund                        20
       graph comparison of each fund      Income Fund                        22
                                          Compensation For Your Dealer       24


         How to learn more about the      Back Cover
   funds and other Lord Abbett funds

                                                                     Equity Fund

GOAL/STRATEGY

     The fund seeks long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration.

     To pursue its goal, the fund primarily invests in the common stocks of domestic and foreign companies in sound financial condition which are expected to show above-average price appreciation. The fund attempts to invest in companies well positioned within their industries that represent the best value. We generally try to sell securities we believe to be overvalued and reinvest the proceeds in other securities we deem to offer better value. Under normal circumstances, the fund will invest its total assets in domestic and foreign securities with at least 65% of such assets invested in equity securities primarily traded in at least three countries (including the United States).

     The fund may take a temporary defensive position by investing in domestic securities, in securities primarily traded in fewer than three foreign countries, or in debt securities with more than 35% of the fund's total assets. This could prevent the fund from realizing its investment objective.

MAIN RISKS

     While stocks have historically been a leading choice of long-term investors, they fluctuate in price. In addition, because the fund invests in foreign securities, the fund faces certain risks that are not normally involved in investments in U. S. securities. Foreign securities are not subject to the same degree of regulation as securities traded in the U. S. markets, and there may be less reliable information about the issuers of the securities. Foreign securities may experience greater price fluctuations and be less liquid than U. S. securities. In addition, there is the risk that unfavorable changes in currency exchange rates could reduce the fund's share price. The fund may, but is not required to, attempt to hedge these currency risks through the use of foreign currency forwards and options. Such hedges, if used, may not work as planned, however. Other concerns include political and social instability, expropriations, higher transaction costs, currency fluctuations, nondeductible withholding taxes and different settlement practices.

     An investment in the fund is not a bank deposit. It is not FDIC-insured or governmentendorsed. It is not a complete investment program. You could lose money in this fund.

We or the fund refers to Equity Series ("Equity Fund"), a series of Lord Abbett Global Fund, Inc. (the "company"), which operates under the supervision of the company's Board, with the advice of Lord, Abbett & Co. (" Lord Abbett"), its investment manager.

About the fund. The fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal, although as with all funds, it cannot guarantee results.

You should read this entire prospectus, including "Other Investment Techniques," which concisely describes the other investment strategies, and their risks, used by the fund.


 2  The Funds

                                             Equity Fund Symbols: Class A -LAGEX
                                                                  Class B -LAGBX
                                                                  Class C -LAGCX

PAST PERFORMANCE

     The information below provides some indication of the risks of investing in the fund by showing changes in the fund's class A shares' performance from calendar year to calendar year and by showing how the fund's average annual returns compare with those of a broad measure of market performance. Past performance is not a prediction of future results.

[GRAPHIC OMMITTED]

Best Quarter  4th Q '98 19.08%
Worst Quarter 3rd Q '98 -18.35%

     The table below shows a comparison of the fund's class A, B and C average annual total return to that of the Morgan Stanley World Index (" MSWI"). Fund returns assume reinvestment of all dividends and distributions and payment of the maximum applicable front-end or deferred sales charge. All periods end on December 31, 1998.

Class     1 Year    5 Years    10 Years   Since Inception (i)    MSWI (ii)

A          2.78%      5.58%       6.80%            7.07%           12.10% (iii)
--------------------------------------------------------------------------------
B          3.37%     --           --                 7.27%         21.63% (iv)
--------------------------------------------------------------------------------
C          7.36%     --           --                 8.47%         21.63% (iv)
--------------------------------------------------------------------------------
MSWI      24.80%     16.19%      11.21%            --                --
--------------------------------------------------------------------------------

(i) The dates of inception for each class are: A -9/30/88; B -8/1/96; and C -8/1/96.

(ii) Performance for the Morgan Stanley World Index does not reflect transaction costs or management fees.

(iii) Represents total returns for the period 9/30/88 to 12/31/98, to correspond with class A inception date.

(iv) Represents total returns for the period 8/31/96 to 12/31/98, to correspond with class B and C inception date.

                                                                   The Funds   3

                                             Equity Fund Symbols: Class A -LAGEX
                                                                  Class B -LAGBX
                                                                  Class C -LAGCX

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


------------------------------------------------------------------------------------------
Fee table
------------------------------------------------------------------------------------------
                                                Class A    Class B     Class C    Class P

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases
------------------------------------------------------------------------------------------
(as a % of offering price)                        5.75%      none        none       none
------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (See "Purchases")  none         5.00% (1)   1.00%     none
------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from fund assets)
(as a % of average net assets) (2)
------------------------------------------------------------------------------------------
Management Fees (See "Management")                0.75%       0.75%       0.75%      0.75%
------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees (3)         0.35%       1.00%       1.00%      0.45%
------------------------------------------------------------------------------------------
Other Expenses                                    0.62%       0.62%       0.62%      0.62%
------------------------------------------------------------------------------------------
Total Operating Expenses                          1.72%       2.37%       2.37%      1.82%
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

This example, like that in other funds' prospectuses, assumes a $10,000 initial investment at maximum sales charge, if any, 5% total return each year and no changes in expenses. You pay the following expenses over the course of each period shown if you sell your shares at the end of the period, although your actual cost may be higher or lower. The expenses include any applicable contingent deferred sales charges.

Share class          1 Year        3 Years          5 Years           10 Years
Class A shares        $740          $1,085           $1,454            $2,491
--------------------------------------------------------------------------------
Class B shares        $740          $1,039           $1,465            $2,546
--------------------------------------------------------------------------------
Class C shares        $340          $  739           $1,265            $2,707
--------------------------------------------------------------------------------
Class P shares        $185          $  572          $  985             $2,139
--------------------------------------------------------------------------------

You would pay the following expenses on the same investment, assuming you kept your shares.

Class A shares        $740          $1,085           $1,454            $2,491
--------------------------------------------------------------------------------
Class B shares        $240          $  739           $1,265            $2,546
--------------------------------------------------------------------------------
Class C shares        $240          $  739           $1,265            $2,707
--------------------------------------------------------------------------------
Class P shares        $185          $  572          $  985             $2,139
--------------------------------------------------------------------------------

This example is for comparison and is not a representation of the fund's actual expenses or returns, either past or present.

Management fees are payable to Lord Abbett for the fund's investment management.

12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of fund shares and service fees for shareholder account services and maintenance.

Other expenses include fees paid for miscellaneous items such as shareholder services and professional fees.

(1) Class B shares will convert to class A shares on the eighth anniversary of your original purchase of class B shares.

(2) The annual operating expenses have been restated from fiscal year amounts to reflect current fees.

(3) Because 12b-1 distribution fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  4  The Funds

                                                                     Income Fund

GOAL/STRATEGY

     The fund seeks high current income consistent with reasonable risk. Capital appreciation is a secondary consideration.

     To pursue its goal, the fund primarily invests in high-quality debt securities. These high-quality debt securities consist of those securities rated within one of the two highest grades assigned by Standard & Poor's Ratings Services ("S& P") or Moody's Investor Services, Inc. ("Moody's"). The fund invests primarily in securities issued or guaranteed by governments (including the United States), their political subdivisions, authorities, agencies or instrumentalities, foreign government related issuers and supranational organizations. Under normal circumstances, the fund will invest at least 65% of such assets invested in long-term debt securities. Normally, the weighted average life of the fund's portfolio will vary based on our perception of the relationship between the return potential and the maturities of the securities, among other factors.

     Although the fund is subject to no prescribed limits on geographic asset distribution, under normal circumstances, at least 65% of its assets will be invested in at least three different countries, including the United States. The fund will select which countries and currencies it will invest in based on its perception of the best opportunities for an attractive return consistent with its objective. The fund's choices will be based on analysis of fixed-income market returns, price appreciation of fixed-income obligations, equity securities and currency exchange-rate movements.

     The fund may hold foreign currencies to meet settlement requirements relating to the purchase of foreign securities. The fund also may effect currency exchange transactions, including agreements to exchange one currency for another at a future date, known as forward foreign currency contracts. The fund may use currency exchange transactions to try to protect against uncertainties in the levels of future exchange rates between particular foreign currencies and the U. S. dollar or between foreign currencies in which portfolio securities are or may be denominated. The fund also may use these transactions as an efficient way to gain exposure to short-term interest rates in a particular country instead of investing in securities denominated in the country's currency.

     The fund may take a temporary defensive position by investing in securities primarily traded in fewer than three countries or in equity or short-term debt securities with more than 35% of the fund's total assets. Consequently, the market prices of long-term debt securities tend to be more volatile than those of short-term debt securities when interest rates change. This could prevent the fund from realizing its investment objective.

     The fund may engage in active and frequent trading of its portfolio securities to achieve its principal investment strategies and can be expected to have portfolio turnover rates substantially in excess of 100%. For the fiscal year ended December 31, 1998, the portfolio turnover rate for the Income Fund was 359%. These rates vary year to year. High turnover increases transaction costs and may increase taxable capital gains.

We or the fund refers to Income Series ("Income Fund"), a series of Lord Abbett Global Fund, Inc. (the "company"), which operates under the supervision of the company's Board, with the advice of Lord, Abbett & Co. ("Lord Abbett"), its investment manager.

About the fund. The fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal, although as with all funds, it cannot guarantee results.

Supranational organizations are entities designated or supported by one or more governments or governmental entities to promote economic development. Examples include the Asian Development Bank, the European Coal and Steel Community, the European Economic Community and the World Bank.

                                                                 The Funds     5

MAIN RISKS

     The fund faces interest rate risk, the risks involved with foreign securities, and, to a lesser degree, credit risk.

     Interest Rate Risk. Generally, the prices of fixed-income securities rise when interest rates fall and fall when interest rates rise. Longer-term bonds are usually more sensitive to interest rate changes. Put another way, the longer the maturity of a bond or other debt security, the greater the effect a change in interest rates is likely to have on the instrument's price.

     Foreign Securities. Because it invests in foreign securities, the fund faces the risk that unfavorable changes in currency exchange rates could reduce its share price. The fund may, but is not required to, attempt to hedge these currency risks through the use of forward foreign currency contracts and options. Such hedges, if used, may not work as planned, however. In addition, foreign securities are not subject to the same degree of regulation as securities traded in the U. S. markets, and there may be less reliable information about the issuers of the securities. In addition, foreign securities may experience greater price fluctuations and be less liquid than U. S. securities. Other concerns include political and social instability, expropriations, higher transaction costs, currency fluctuations, nondeductible withholding taxes and different settlement practices.

     The fund also faces certain risks related to forward foreign currency contracts, including the possibility that we may judge market conditions incorrectly or use a strategy that does not correlate well with the fund's investments, thereby resulting in a loss.

     Credit Risk. The debt securities in which the fund invests involve risks that the interest and principal payments may not be made. Some issuers may default as to principal and/or interest payments after the fund purchases their securities. The fund attempts to reduce this risk by investing primarily in high-quality debt securities.

     An investment in the fund is not a bank deposit. It is not FDIC-insured or governmentendorsed. It is not a complete investment program. You could lose money in this fund.

You should read this entire prospectus, including "Other Investment Techniques," which concisely describes the other investment strategies, and their risks, used by the fund.


 6  The Funds

                                             Income Fund Symbols: Class A -LAGIX
                                                                  Class B -LAIBX
                                                                  Class C -GBLAX

PAST PERFORMANCE

     The information below provides some indication of the risks of investing in the fund by showing changes in the fund's class A shares' performance from calendar year to calendar year and by showing how the fund's average annual returns compare with those of a broad measure of market performance. Past performance is not a prediction of future results.

[GRAPHIC OMMITTED]

Best Quarter: 3rd Q '91 9.21%
Worst Quarter: 1st Q '94 -4.11%

The table below shows a comparison of the fund's class A, B, and C average annual total return to that of the J. P. Morgan Global Government Bond Index ("JPMGGBI"). Fund returns assume reinvestment of all dividends and distributions and payment of the maximum applicable front-end or deferred sales charge. All periods end on December 31, 1998.

Class   1 Year    5 Years     10 Years Since Inception (i) JPMGGBI (ii)

A         5.56%     5.85%       8.21%            8.15%             9.28% (iii)
--------------------------------------------------------------------------------
B         5.03%     --           --                6.80%             8.42% (iv)
--------------------------------------------------------------------------------
C         9.03%     --           --                8.53%             8.95% (v)
--------------------------------------------------------------------------------
JPMGGBI  15.31%     8.09%       9.09%           --                  --
--------------------------------------------------------------------------------

(i) The dates of inception for each class are as follows: A -9/30/88; B-8/1/96; and C -7/15/96.

(ii) Performance for the unmanaged J. P. Morgan Global Government Bond Index does not reflect transaction costs or management fees.

(iii) Represents total returns for the period 9/30/88 to 12/31/98, to correspond with class A inception date.

(iv) Represents total returns for the period 8/31/96 to 12/31/98, to correspond with class B inception date.

(v) Represents total returns for the period 7/31/96 to 12/31/98, to correspond with class C inception date.

                                                                   The Funds   7

                                             Income Fund Symbols: Class A -LAGIX
                                                                  Class B -LAIBX
                                                                  Class C -GBLAX

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------------------------------------------------------
Fee table
------------------------------------------------------------------------------------------
                                                Class A    Class B     Class C    Class P

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases
------------------------------------------------------------------------------------------
(as a % of offering price)                        4.75%     none        none        none
------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (See "Purchases")   none       5.00% (1)   1.00%      none
------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (Expenses deducted from fund assets)
(as a % of average net assets) (2)
------------------------------------------------------------------------------------------
Management Fees (See "Management")                0.50%      0.50%        0.50%      0.50%
------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees (3)         0.35%      1.00%        1.00%      0.45%
------------------------------------------------------------------------------------------
Other Expenses                                    0.38%      0.38%        0.38%      0.38%
------------------------------------------------------------------------------------------
Total Operating Expenses                          1.23%      1.88%        1.88%      1.33%
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

This example, like that in other funds' prospectuses, assumes a $10,000 initial investment at maximum sales charge, if any, 5% total return each year and no changes in expenses. You pay the following expenses over the course of each period shown if you sell your shares at the end of the period, although your actual cost may be higher or lower. The expenses include any applicable contingent deferred sales charges.

Share class           1 Year        3 Years          5 Years           10 Years
--------------------------------------------------------------------------------
Class A shares         $594           $847           $1,119             $1,895
--------------------------------------------------------------------------------
Class B shares         $691           $890           $1,216             $2,033
--------------------------------------------------------------------------------
Class C shares         $291           $590           $1,016             $2,203
--------------------------------------------------------------------------------
Class P shares         $135           $421           $  729             $1,604
--------------------------------------------------------------------------------

You would pay the following expenses on the same investment, assuming you kept your shares.

Class A shares         $594           $847           $1,119             $1,895
--------------------------------------------------------------------------------
Class B shares         $191           $590           $1,016             $2,033
--------------------------------------------------------------------------------
Class C shares         $191           $590           $1,016             $2,203
--------------------------------------------------------------------------------
Class P shares         $135           $421           $  729             $1,604
--------------------------------------------------------------------------------

This example is for comparison and is not a representation of the fund's actual expenses or returns, either past or present.

Management fees are payable to Lord Abbett for the fund's investment management.

12b-1 fees refer to fees incurred for activities that are primarily intended to result in the sale of fund shares and service fees for shareholder account services and maintenance.

Other expenses include fees paid for miscellaneous items such as shareholder services and professional fees.

(1) Class B shares will convert to class A shares on the eighth anniversary of your original purchase of class B shares.

(2) The annual operating expenses have been restated from fiscal year amounts to reflect current fees.

(3) Because 12b-1 distribution fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


  8  The Funds

                                                                Your Investement

PURCHASES

     This prospectus offers four classes of shares, classes A, B, C and P for each fund (call 800-821-5129 to find out if P shares of the Equity Fund are available in your state). Although each fund has more than one class of shares, these different classes of shares represent investments in the same portfolio of securities but are subject to different expenses. Our shares are continuously offered. The offering price is based on the Net Asset Value (" NAV") per share next determined after we receive your purchase order submitted in proper form. A front-end sales charge is added to the NAV in the case of the class A shares. There is no front-end sales charge, although there is a Contingent Deferred Sales Charge in the case of the class B and C shares as described below.

     You should read this section carefully to determine which class of shares represents the best investment option for your particular situation. It may not be suitable for you to place a purchase order for class B shares of $500,000 or more, or a purchase order for class C shares of $1,000,000 or more. You should discuss pricing options with your investment professional.

     For more information, see "Alternative Sales Arrangements" in the Statement of Additional Information.

     We reserve the right to withdraw all or any part of the offering made by this prospectus or to reject any purchase order. We also reserve the right to waive or change minimum investment requirements. All purchase orders are subject to our acceptance and are not binding until confirmed or accepted in writing.

--------------------------------------------------------------------------------
 Front-End Sales Charges -Class A Shares
 (Equity Fund Only)
--------------------------------------------------------------------------------
                       As a % of            As a % of      To Compute Offering
 Your Investment     Offering Price      Your Investment   Price Divide NAV by
--------------------------------------------------------------------------------
 Less than $50,000       5.75%                 6.10%              .9425
--------------------------------------------------------------------------------
 $50,000 to $99,999      4.75%                 4.99%              .9525
--------------------------------------------------------------------------------
 $100,000 to $249,999    3.95%                 4.11%              .9605
--------------------------------------------------------------------------------
 $250,000 to $499,999    2.75%                 2.83%              .9725
--------------------------------------------------------------------------------
 $500,000 to $999,999    1.95%                 1.99%              .9805
--------------------------------------------------------------------------------
 $1,000,000 and over     No Sales Charge                          1.0000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Front-End Sales Charges -Class A Shares
 (Income Fund Only)
--------------------------------------------------------------------------------
                       As a % of            As a % of      To Compute Offering
 Your Investment     Offering Price      Your Investment   Price Divide NAV by
--------------------------------------------------------------------------------
 Less than $100,000      4.75%                 4.99%              .9525
--------------------------------------------------------------------------------
 $100,000 to $249,999    3.95%                 4.11%              .9605
--------------------------------------------------------------------------------
 $250,000 to $499,999    2.75%                 2.83%              .9725
--------------------------------------------------------------------------------
 $500,000 to $999,999    1.95%                 1.99%              .9805
--------------------------------------------------------------------------------
 $1,000,000 and over     No Sales Charge                          1.0000
--------------------------------------------------------------------------------

NAV per share for each class of fund shares is calculated each business day at the close of regular trading on the New York Stock Exchange (" NYSE"). Each fund is open on those business days when the NYSE is open. Purchases and sales of fund shares are executed at the NAV next determined after the fund receives your order. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board.

Share classes

Class A

     normally offered with a frontend sales charge

Class B

     no front-end sales charge, however, a contingent deferred sales charge is applied to shares sold prior to the sixth anniversary of purchase higher annual expenses than class A shares

     automatically convert to class A shares after eight years

Class C

     no front-end sales charge

     higher annual expenses than class A shares

     a contingent deferred sales charge is applied to shares sold prior to the first anniversary of purchase

Class P

     available to certain pension or retirement plans and pursuant to a Mutual Fund Advisory Program

                                                           Your Investment     9

Reducing Your Class A Front-End Sales Charges. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

     Rights of Accumulation -- A Purchaser can apply the value (at public offering price) of the shares you already own to a new purchase of class A shares of any Eligible Fund in order to reduce the sales charge.

     Statement of Intention -- A Purchaser of class A shares can purchase additional shares of any Eligible Fund over a 13-month period and receive the same sales charge as if all shares were purchased at once. Shares purchased through reinvestment of dividends and distributions are not included. A statement of intention can be backdated 90 days. Current holdings under rights of accumulation can be included in a statement of intention.

For more information on eligibility for these privileges, read the applicable sections in the attached application.

Class A Share Purchases Without A Front-End Sales Charge. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

     purchases of $1 million or more +

     purchases by Retirement Plans with at least 100 eligible employees +

     purchases under a Special Retirement Wrap Program +

     purchases made with dividends and distributions on class A shares of another Eligible Fund purchases representing repayment under the loan feature of the Lord Abbettsponsored prototype 403(b) Plan for class A shares purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor purchases under a Mutual Fund Advisory Program

     purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor

See the Statement of Additional Information for a listing of other categories of purchasers who qualify for class A share purchases without a front-end sales charge.

+    These categories may be subject to a Contingent Deferred Sales Charge
     ("CDSC").

Class A Share CDSC. If you buy class A shares under one of the starred (+) categories listed above and you redeem any of them within 24 months after the month in which you initially purchased them, the fund will normally collect a CDSC of 1%.

     The class A share CDSC will generally be waived for the following conditions:

     benefit payments such as Retirement Plan loans, hardship withdrawals, death, disability, retirement, separation from service or any excess distribution under Retirement Plans (documentation may be required)

     redemptions continuing as investments in another fund participating in a Special Retirement Wrap Program


CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are being sold, whichever is lower. In addition, repayment of loans under Retirement Plans and 403(b) Plans will constitute new sales for purposes of assessing the CDSC.

To minimize the amount of any CDSC, the fund redeems shares in the following order:

1. shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)

2. shares held for six years or more (class B) or two years or more after the month of purchase (class A) or one year or more (class C)

3. shares held the longest before the sixth anniversary of their purchase (class B) or before the second anniversary after the month of purchase (class A) or before the first anniversary of their purchase (class C)

Retirement Plans include employersponsored retirement plans under the Internal Revenue Code, excluding Individual Retirement Accounts.

Lord Abbett Distributor LLC ("Lord Abbett Distributor") acts as agent for the funds to work with investment professionals that buy and/or sell shares of the funds on behalf of their clients. Generally, Lord Abbett Distributor does not sell fund shares directly to investors.

Benefit Payment Documentation.
(class A only)

     under $50,000 -no documentation necessary

     over $50,000 -reason for benefit payment must be received in writing. Use the address indicated under "Opening Your Account."


10  Your Investment

     Class B Share CDSC. The CDSC for class B shares normally applies if you redeem your shares before the sixth anniversary of their initial purchase. The CDSC declines the longer you own your shares, according to the following schedule:

--------------------------------------------------------------------------------
Contingent Deferred Sales Charges -Class B Shares
--------------------------------------------------------------------------------
Anniversary (1) of                         Contingent Deferred Sales Charge
the day on which the                       on redemptions (as a % of amount
purchase order was accepted                subject to charge)

On                         Before
--------------------------------------------------------------------------------
                           1st                          5.0%
--------------------------------------------------------------------------------
1st                        2nd                          4.0%
--------------------------------------------------------------------------------
2nd                        3rd                          3.0%
--------------------------------------------------------------------------------
3rd                        4th                          3.0%
--------------------------------------------------------------------------------
4th                        5th                          2.0%
--------------------------------------------------------------------------------
5th                        6th                          1.0%
--------------------------------------------------------------------------------
on or after the 6th (2)                                 None
--------------------------------------------------------------------------------

(1) The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversaries for shares purchased on May 1 will be May 1 of each succeeding year.

(2) Class B shares will automatically convert to class A shares on the eighth anniversary of the purchase of class B shares.

     The class B share CDSC will generally be waived under any one of the following conditions:

          benefit payments such as Retirement Plan loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement Plans

          Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts death of the shareholder (natural person)

          redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year)

     See "Systematic Withdrawal Plan" under "Services For Fund Investors" below for more information on CDSCs with respect to class B shares.

     Class C Share CDSC. The 1% CDSC for class C shares normally applies if you redeem your shares before the anniversary of the purchase of such shares.

     Class P Shares. Class P shares have lower annual expenses than class B and class C shares, no front-end sales charge, and no CDSC. Class P shares are currently sold and redeemed at NAV (a) pursuant to a Mutual Fund Advisory Program, or (b) to the trustees of, or employer-sponsors with respect to, pension or retirement plans with at least 100 eligible employees (such as a plan under Section 401(a), 401(k) or 457(b) of the Internal Revenue Code) which engage an investment professional providing or participating in an agreement to provide certain recordkeeping, administrative and/or sub-transfer agency services to the fund on behalf of the class P shareholders.

OPENING YOUR ACCOUNT

     MINIMUM INITIAL INVESTMENT

          Regular account                                                 $1,000

          Individual Retirement Accounts and
          403(b) Plans under the Internal Revenue Code                      $250

          Uniform Gifts to Minors Account                                   $250

Important Information. You may be subject to a $50 penalty under the Internal Revenue Code if you do not provide a correct taxpayer identification number (Social Security Number for individuals) or make certain required certifications. In addition, we may be required to withhold from your account and pay to the U. S. Treasury 31% of any redemption proceeds and of any dividend or distribution from your account.

                                                          Your Investment     11

     For Retirement Plans and Mutual Fund Advisory Programs, no minimum investment is required, regardless of share class.

     You may purchase shares through any independent securities dealer who has a sales agreement with Lord Abbett Distributor or you can fill out the attached application and send it to the fund you select at the address stated below. You should carefully read the paragraph below entitled "Proper Form" before placing your order to assure your order will be accepted.

Small Accounts. Our Board may authorize closing any account in which there are fewer than 25 shares if it is in a fund's best interest to do so.

     Name of Fund
     P. O. Box 419100
     Kansas City, MO 64141

     Proper Form. An order submitted directly to the fund must contain: (1) a completed application, and (2) payment by check. When purchases are made by check, redemptions will not be allowed until the fund or the transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information regarding proper form of a purchase order, call the fund at 800-821-5129.

     By Exchange. Telephone the fund at 800-821-5129 to request an exchange from any eligible Lord Abbett-sponsored fund.

REDEMPTIONS

     By Broker. Call your investment professional for directions on how to redeem your shares.

     By Telephone. To obtain the proceeds of a redemption of $50,000 or less from your account, you or your representative can call the fund at 800-821-5129.

     By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to sell.

     Include all necessary signatures. If the signer has any Legal Capacity, the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation call 800-821-5129.

     Normally, a check will be mailed to the name and address in which the account is registered (or otherwise, according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more that seven days, as permitted by federal securities laws.

     To determine if a CDSC applies to a redemption, see "Class A Share CDSC," "Class B Share CDSC" or "Class C Share CDSC."

Eligible Guarantor is any broker or bank that is a member of the Medallion Stamp Program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.


DISTRIBUTIONS AND TAXES

     Each fund pays its shareholders dividends from its net investment income, and distributes net capital gains that it has realized. The Equity Fund expects to pay such income dividends to shareholders semi-annually. The Income Fund declares income dividends daily, however, it expects to pay such dividends to shareholders monthly from its net investment income. If a capital gain distribution is declared, it is expected to be paid annually. Your distributions will be reinvested in your fund unless you instruct the fund to pay them to you in cash. There are no sales charges on reinvestments.

12  Your Investment

     The tax status of distributions is the same for all shareholders regardless of how long they have been in the fund or whether distributions are reinvested or paid in cash. In general, distributions are taxable as follows:

--------------------------------------------------------------------------------
Federal Taxability Of Distributions

Type of             Tax rate for taxpayer         Tax rate for taxpayer subject
distribution        subject to 15% bracket        to 28% bracket or above
--------------------------------------------------------------------------------
Income              Ordinary income               Ordinary income
dividends           rate                          rate
--------------------------------------------------------------------------------
Short-term          Ordinary income               Ordinary income
capital gains       rate                          rate
--------------------------------------------------------------------------------
Long-term
capital gains         10%                          20%
--------------------------------------------------------------------------------

     Except in tax-advantaged accounts, any sale or exchange of fund shares may be a taxable event.

     Annual Information -- Information concerning the tax treatment of dividends and other distributions will be mailed annually to shareholders. Each fund will also provide annually to its shareholders information regarding the source of dividends and distributions of capital gains by that fund. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of those distributions under the federal, state and local tax rules that apply to you, as well as the tax consequences of gains or losses from the redemption or exchange of your shares.

Taxes on transactions. The chart at left also can provide a "rule of thumb" guide for your potential U. S. federal income tax liability when selling or exchanging fund shares. The second row, "Short-term capital gains," applies to fund shares sold within 12 months of purchase. The third row, "Long-term capital gains," applies to shares held for more than 12 months.

Starting January 1, 2001, sales of securities held for more than five years will be taxed at special lower rates.

Any gains realized on a fund's transactions in options and financial futures will be treated as taxable long-or short-term capital gains.


SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES

     Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services when filling out your application or by calling 800-821-5129.


------------------------------------------------------------------------------------------------------
For investing

Invest-A-Matic       You can make fixed, periodic investments ($ 50 minimum) into your fund
(Dollar-cost         account by means of automatic money transfers from your bank checking
averaging)           account. See the attached application for instructions.

Div-Move             You can automatically reinvest the dividends and distributions from your account into another account in any Eligible Fund ($ 50 minimum).

For selling shares

Systematic           You can make regular withdrawals from most Lord Abbett funds. Automatic
Withdrawal           cash withdrawals can be paid to you from your account in fixed or variable
Plan (" SWP")        amounts. To establish a plan, the value of your shares must be at least
                     $10,000, except for Retirement Plans for which there is no minimum. Your shares must be in non-certificate form.

Class B shares       The CDSC will be waived on SWP redemptions of up to 12% of the current net asset value of your account at the time of your SWP request. For class B share
                     SWP redemptions over 12% per year, the CDSC will apply to the entire redemption.
                     Please contact the fund for assistance in minimizing the CDSC in this situation.

Class B and          Redemption proceeds due to a SWP for class B and class C shares will be
C shares             redeemed in the order described under "Purchases."
------------------------------------------------------------------------------------------------------

Lord Abbett offers a variety of Retirement Plans. Call 800-253-7299 for information about:

     Traditional, Rollover, Roth and Education IRAs

     Simple IRAs, SEP-IRAs, 401(k) and 403(b) accounts

     Defined Contribution Plans

                                                          Your Investment     13

OTHER SERVICES

     Telephone Investing . After we have received the attached application (selecting "yes" under Section 7C and completing Section 7), you can instruct us by phone to have money transferred from your bank account to purchase shares of the fund for an existing account. The fund will purchase the requested shares when it receives the money from your bank.

     Exchanges. You or your investment professional can instruct your fund to exchange shares of any class for shares of the same class of any Eligible Fund. Instruction may be provided in writing or by telephone, with proper identification, by calling 800-821-5129. The fund must receive instructions for the exchange before the close of the NYSE on the day of your call. If you meet this requirement, you will get the NAV per share of the Eligible Fund determined on that day. Exchanges will be treated as a sale for federal tax purposes. Be sure to read the current prospectus for any fund into which you are exchanging.

     Reinvestment Privilege. If you sell shares of the fund, you have a one time right to reinvest some or all of the proceeds in the same class of any Eligible Fund within 60 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

     Account Statements. Every Lord Abbett investor automatically receives quarterly account statements.

     Householding. Shareholders with the same last name and address will receive a single copy of a prospectus and an annual or semi-annual report, unless additional reports are specifically requested in writing to the fund.

     Account Changes. For any changes you need to make to your account, consult your investment professional or call the fund at 800-821-5129.

     Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

Telephone Transactions. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number and other relevant information. Each fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

Transactions by telephone may be difficult to implement in times of drastic economic or market change.

Exchange Limitations. Exchanges should not be used to try to take advantage of short-term swings in the market. Frequent exchanges create higher expenses for the funds. Accordingly, the funds reserve the right to limit or terminate this privilege for any shareholder making frequent exchanges or abusing the privilege. The funds also may revoke the privilege for all shareholders upon 60 days' written notice.


SALES CHARGES AND SERVICE FEES

     Sales and Service Compensation. As part of its plan for distributing shares, each fund and Lord Abbett Distributor pays sales and service compensation to Authori zed Institutions that sell the fund's shares and service its shareholder accounts.

     Sales compensation originates from two sources: sales charges and 12b-1 distribution fees that are paid out of each fund's assets. Service compensation originates from 12b-1 service fees. The 12b-1 fee rates vary by share class, according to the Rule 12b-1 Plans adopted by each fund. The sales charges and 12b-1 fees paid by investors are shown in the class-by-class information under "Fees and Expenses" and "Purchases." The portion of these expenses that is paid as sales and service compensation to Authori zed Institutions, such as your dealer, is shown in the chart at the end of this prospectus. The portion of such sales and service compensation paid to Lord Abbett Distributor is discussed under "Sales Activities" and "Service Activities." Sometimes we do not pay sales and service compensation where tracking data is not available for certain accounts or where the Authorized Institution waives part of the compensation.

     We may pay Additional Concessions to Authorized Institutions from time to time.

     Sales Activities. We may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity which is primarily intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to a fund's class A

12b-1 fees payable regardless of expenses. The amounts payable by a fund need not be directly related to expenses. If Lord Abbett Distributor's actual expenses exceed the fee payable to it, a fund will not have to pay more than that fee. If Lord Abbett Distributor's expenses are less than the fee it receives, Lord Abbett Distributor will keep the full amount of the fee.


14  Your Investment
     and class C shares for activities that are primarily intended to result in the sale of such class A and class C shares, respectively. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, Additional Concessions to Authorized Institutions, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.

     Service Activities. We may pay Rule 12b-1 service fees to Authorized Institutions for any activity which is primarily intended to result in personal service and/or the maintenance of shareholder accounts. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.


MANAGEMENT

     The fund's investment adviser is Lord, Abbett & Co., 767 Fifth Avenue, New York, NY 10153-0203. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with over $30 billion in more than 35 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the funds, see the Statement of Additional Information.

     The fund pays Lord Abbett a monthly fee based on the average daily net assets for each month. For the fiscal year ended December 31, 1998, the fee paid to Lord Abbett was at an annual rate of .75 of 1% for the Equity Fund and .50 of 1% for the Income Fund. In addition, the fund pays all expenses not expressly assumed by Lord Abbett.

     Equity Fund. Lord Abbett has entered into an agreement with Fuji-Lord Abbett International, Limited. (the "Sub-Adviser"), under which the Sub-Adviser provides Lord Abbett with advice regarding the Income Fund's assets. Lord Abbett pays the Sub-Adviser a monthly fee equal to one half of Lord Abbett's fee.

     The fund's investments are all managed by a team of portfolio managers and analysts acting together to manage the fund's investments. Christopher J. Taylor is Managing Director of the Sub-Adviser and heads the team, the senior member is Simon Steele, U. K. Equity Fund Manager. Mr. Steele joined the Sub-Adviser in 1996 and previously was responsible for the WH Smith Pension Trust's U. K. Equities, as well as the whole fund's International Asset allocation. Mr. Taylor has been employed by the Sub-Adviser since 1987.

     Income Fund. Lord Abbett uses a team of portfolio managers and analysts acting together to manage the fund's investments. Zane E. Brown, Partner of Lord Abbett, heads the team, the other senior members include, Timothy W. Horan and Jerald M. Lanzotti. Mr. Brown has been with Lord Abbett for over five years. Mr. Horan joined Lord Abbett in 1996; before that he was a member of Senior Management at Credit Suisse from 1994-1996. Mr. Lanzotti joined Lord Abbett in 1996; before that he was an Associate in Global Fixed Income at Deutsche Morgan Grenfell from 1993-1996.

                                                             Your Investment  15

                                                            For More Information

OTHER INVESTMENT TECHNIQUES

     This section describes some of the investment techniques that might be used by each fund and their risks.

     Adjusting Investment Exposure. Each fund may, but is not required to, use various strategies to change its investment exposure to adjust to changing security prices, interest rates, currency exchange rates, commodity prices and other factors. These strategies may involve buying or selling options and futures contracts and rights and warrants. Each fund may use these transactions to change the risk and return characteristics of each fund's portfolio. If we judge market conditions incorrectly or use a strategy that does not correlate well with the fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These transactions may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised.

     Borrowing. Each fund may borrow from banks. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. Each fund may borrow only for temporary or emergency purposes, and not in an amount exceeding 33 1 /3 % of its total assets.

     Covered Call Options. Each fund may write (sell) call options on securities it owns. A call option on a stock gives the purchaser of the option, upon payment of a premium to the writer of the option, the right to call upon the writer to deliver a specified number of shares of a stock on or before a fixed date at a predetermined price.

     Diversification. The Equity Fund is a diversified fund, which means that with respect to 75% of its total assets, it will not purchase a security if, as a result, more than 5% of the fund's total assets would be invested in securities of a single issuer or the fund would hold more than 10% of the outstanding voting securities of the issuer. The Income Fund is a nondiversified mutual fund. This means that the fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single company than a diversified fund. This may expose the fund to greater risk.

     Foreign Currency Hedging Techniques. Each fund may use currency forwards and options to hedge the risk to the portfolio if it expects that foreign exchange price movements will be unfavorable for U. S. investors. Generally, these instruments allow each fund to lock in a specified exchange rate for a period of time. If the fund's forecast proves to be wrong, such a hedge may cause a loss. Also, it may be difficult or impractical to hedge currency risk in many emerging countries. The funds generally will not enter into a forward contract with a term greater than one year. Under some circumstances, a fund may commit a substantial portion of its portfolio to the completion of forward contracts. Although such contracts will be used primarily to attempt to protect the fund from adverse currency movements, their use involves the risk Lord Abbett will not accurately predict currency movements, and the fund's return could be reduced.

     Illiquid Securities. Each fund may invest up to 15% of its assets in illiquid securities. These securities include those that are not traded on the open market or that trade irregularly or in very low volume. They may be difficult or impossible to sell at the time and price the fund would like.


16  For More Information

     Portfolio Securities Lending. Each fund may lend securities to broker-dealers and financial institutions, as a means of earning income. This practice could result in a loss or delay in recovering a fund's securities, if the borrower defaults. The Equity Fund will limit its security loans to 5% of its total assets and the Income Fund will limit its loans to 30% of its total assets.

     Repurchase Agreements. In a repurchase agreement, a fund buys a security at one price from a broker-dealer or financial institution and simultaneously agrees to sell the same security back to the same party at a higher price in the future. If the other party to the agreement defaults or becomes insolvent, the fund could lose money.

     Rights and Warrants. Each fund may invest up to 5% of its assets in rights and warrants to purchase securities. Rights represent a privilege offered to holders of record of issued securities (usually on a pro-rata basis) for additional securities of the same class, or of a different class, or of a different issuer, as the case may be. Warrants represent the privilege to purchase securities at a stipulated price and are usually valid for several years. Rights and warrants generally do not entitle a holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuing company.

     The value of a right or warrant may not necessarily change with the value of the underlying securities and rights and warrants cease to have value after their expiration date.

     When-Issued or Delayed Delivery Transactions. The Income Fund may buy or sell securities with payment and delivery taking place as much as a month or more later. The fund would do this in an effort to buy or sell the securities at an advantageous price and yield. The securities involved are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement. At the time of delivery of the securities, their market value may be less than the purchase price. Also, if the fund commits a significant amount of assets to when-issued or delayed delivery transactions, it may increase the volatility of the fund's net asset value.

GLOSSARY OF SHADED TERMS

     Additional Concessions. Lord Abbett Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay an additional concession to a dealer who sells a minimum dollar amount of our shares and/or shares of other Lord Abbett-sponsored funds. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. Additional payments may be paid from Lord Abbett Distributor's own resources or from distribution fees received from a fund and will be made in the form of cash or, if permitted, non-cash payments. The non-cash payments will include business seminars at Lord Abbett's headquarters or other locations, including meals and entertainment, or the receipt of merchandise. The cash payments may include payment of various business expenses of the dealer.

     In selecting dealers to execute portfolio transactions for a fund's portfolio, if two or more dealers are considered capable of obtaining best execution, we may prefer the dealer who has sold our shares and/or shares of other Lord Abbett-sponsored funds.

     Authorized Institutions. Institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 Plan are "Authorized Institutions." Lord Abbett Distributor is an Authorized Institution.

                                                        For More Information  17

     Eligible Fund. An Eligible Fund is any Lord Abbett-sponsored fund except for (1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such a fund is not offered for sale; (2) Lord Abbett Equity Fund; (3) Lord Abbett Series Fund; and (4) Lord Abbett U. S. Government Securities Money Market Fund (" GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett family of funds). An Eligible Fund also is any Authori zed Institution's affiliated money market fund satisfying Lord Abbett Distributor as to certain omnibus account and other criteria.

     Eligible Mandatory Distributions. If class B shares represent a part of an individual's total IRA or 403(b) investment, the CDSC will be waived only for that part of a mandatory distribution which bears the same relation to the entire mandatory distribution as the B share investment bears to the total investment.

     Legal Capacity. With respect to a redemption request, if (for example) the request is on behalf of the estate of a deceased shareholder, John W. Doe, by a person (Robert A. Doe) who has the legal capacity to act for the estate of the deceased shareholder because he is the executor of the estate, then the request must be executed as follows: Robert A. Doe, Executor of the Estate of John W. Doe. That signature using that capacity must be guaranteed by an Eligible Guarantor.

     Similarly, if (for example) the redemption request is on behalf of the ABC Corporation by a person (Mary B. Doe) who has the legal capacity to act on behalf of this corporation, because she is the President of the corporation, then the request must be executed as follows: ABC Corporation by Mary B. Doe, President. That signature using that capacity must be guaranteed by an Eligible Guarantor (see example in right column).

     Mutual Fund Advisory Program. Certain unaffiliated authorized brokers, dealers, registered investment advisers or other financial institutions who either (1) have an arrangement with Lord Abbett Distributor in accordance with certain standards approved by Lord Abbett Distributor, providing specifically for the use of our shares (and sometimes providing for acceptance of orders for such shares on our behalf) in particular investment products made available for a fee to clients of such brokers, dealers, registered investment advisers and other financial institutions, or (2) charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     Purchaser. The term "purchaser" includes: (1) an individual, (2) an individual and his or her spouse and children under the age of 21 and (3) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust qualified under Section 401 of the Internal Revenue Code -- more than one qualified employee benefit trust of a single employer, including its consolidated subsidiaries, may be considered a single trust, as may qualified plans of multiple employers registered in the name of a single bank trustee as one account), although more than one beneficiary is involved.

     Special Retirement Wrap Program. A program sponsored by an Authorized Institution showing one or more characteristics distinguishing it, in the opinion of Lord Abbett Distributor from a Mutual Fund Advisory Program. Such characteristics include, among other things, the fact that an Authorized Institution does not charge its clients any fee of a consulting or advisory nature that is economically equivalent to the distribution fee under the class A 12b-1 Plan and the fact that the program relates to participantdirected Retirement Plans.


GUARANTEED SIGNATURE. An acceptable form of guarantee would be as follows:

  In the case of the estate --

    Robert A. Doe
    Executor of the Estate of
    John W. Doe

    [Date]

             SIGNATURE GUARANTEED
             MEDALLION GUARANTEED
              NAME OF GUARANTOR

            [SIGNATURE ILLEGIBLE]
--------------------------------------------------
                            AUTHORIZED SIGNATURE
(960)                            X 9 6 0 3 4 7 0
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM'sm'
                                              SR

  In the case of the corporation --
  ABC Corporation

    Mary B. Doe

    By Mary B. Doe, President

    [Date]

             SIGNATURE GUARANTEED
             MEDALLION GUARANTEED
              NAME OF GUARANTOR

            [SIGNATURE ILLEGIBLE]
--------------------------------------------------
                            AUTHORIZED SIGNATURE
(960)                            X 9 6 0 3 4 7 0
SECURITIES TRANSFER AGENTS MEDALLION PROGRAM'sm'
                                              SR


18  For More Information

RECENT PERFORMANCE

     Income Fund. During the fall months, the Federal Reserve Board (Fed) imposed a series of three interest rate cuts, which were viewed in most markets as a necessary action to increase liquidity and restore order to markets in disarray. The Fed's easing prompted similar cuts at other central banks throughout the world. Emerging markets, particularly in Latin America, continued to languish as Brazil grappled with its fiscal reform and speculation about a devaluation. The International Monetary Fund (IMF), which focuses on lowering trade barriers and stabilizing currencies, indicated that it would provide weaker countries with the short-term liquidity needed to work our their fiscal problems in an effort to achieve economic stability.

     Throughout the fiscal year, we were rewarded for our emphasis on high-quality issues, particularly U. S. Treasuries, which experienced significant price appreciation due to global demand for "safer, more liquid" investments. We maintained a large exposure in Greece, in order to capitalize on the country's efforts to improve its economy and gain entry to the European Economic Community. We continued to maintain an underweighting of yen assets, which are currently among the lowest yielding of all global bonds. Our fund's focus on high-quality issues helped us achieve strong performance relative to our peer group average. For the fiscal year ended 12/31/98, the fund's class A shares returned 10.79% at net asset value versus 6.2% for the Lipper Global Income Funds Average.

     The year ahead should provide ample opportunities for global fixed-income investors if, as we believe, central banks continue to implement rate cuts in an attempt to stave off economic deceleration. Europe, for example, will likely need additional rate cuts in order to maintain growth, fuel domestic demand and ensure that the new Euro currency does not become over-valued as central banks and asset managers realign their portfolios with the advent of the new currency.

     Equity Fund. Throughout the year, the fund's management worked to restructure the portfolio by reducing the number of stocks held in order to focus on what we consider "Best of Breed" companies. Given our long-term strategy, we have maintained a strong exposure to European-based companies. Many of these companies, because of their significant export sales to North America, were impacted by the decline in the value of the U. S. dollar during the period. We believe, however, that they are generally undervalued and have potential for significant long-term outperformance relative to other world equity markets.

     We are encouraged by the fact that the Euro has had a successful start. Our current projections call for European economic growth to average over 2% during the next year, and for continued subdued inflation. In the U. S., we anticipate slowing economic growth and benign interest rates, which should translate to further appreciation of the fund's holdings. We believe corporate restructuring, rather than economic expansion, will continue to drive European earnings growth. However, we remain watchful of problems in the emerging markets, which could hurt economic prospects throughout many global economies.

Year 2000 Issues. Each fund could be adversely affected if the computers used by each fund and their service providers do not properly process and calculate date-related information from and after January 1, 2000.

Lord Abbett is working to avoid such problems and has received assurances from each fund's service providers that they are taking similar steps. Of course, the Year 2000 problem is unprecedented and, therefore, Lord Abbett cannot eliminate altogether the possibility that it or the funds will be affected.

                                                    For More Information      19

                                                                     Equity Fund
                             Financial Information

FINANCIAL HIGHLIGHTS

     This table describes the fund's performance for the fiscal periods indicated." Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the fund's independent auditors, in conjunction with their annual audit of the fund's financial statements. Financial statements for the year ended December 31, 1998 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the year ended December 31, 1998 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single fund share.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Class A Shares
                                                                                     Year Ended December 31,
Per Share Operating Performance:                           1998           1997           1996             1995           1994
Net asset value, beginning of year                       $12.08         $12.55          $11.96           $11.55         $12.44
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                      .01 (b)        .07 (b)         .07              .16            .10
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                               1.08            .90             .93              .90           (.1125)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           1.09            .97            1.00             1.06           (.0125)
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                      (.03)          (.06)           (.07)            (.17)          (.10)
------------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from net realized gains     (.85)         (1.11)           (.21)            (.48)          (.7775)
------------------------------------------------------------------------------------------------------------------------------------
 Distributions from foreign currency transactions          --             (.27)           (.13)            --               --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $12.29        $12.08          $12.55           $11.96         $11.55
------------------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                            9.07%         7.99%           8.37%            9.19%         (0.09)%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
-----------------------------------------------------------------------------------------------------------------------------------
 Expenses (e)                                               1.66%         1.51%           1.52%            1.63%          1.56%
-----------------------------------------------------------------------------------------------------------------------------------
 Net investments income                                     0.06%         0.57%           0.54%           1.31%           0.79%
------------------------------------------------------------------------------------------------------------------------------------

                                                         Class B Shares                                       Class C Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                   Period Ended December 31,                              Period Ended December 31,
Per Share Operating Performance:              1998         1997         1996 (c)          1998           1997            1996 (c)
Net asset value, beginning of period        $12.03       $12.53        $12.30            $12.05         $12.54          $12.31
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                 (.09) (b)    (.02) (b)     (.01)            (.09) (b)       (.01) (a)(b)      --
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                  1.09          .89           .58              1.09            .90             .57
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              1.00          .87           .57              1.00            .89             .57
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income         --            --            --               --             (.01)           --
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net realized gain             (.85)       (1.11)         (.21)            (.85)          (1.11)           (.21)
------------------------------------------------------------------------------------------------------------------------------------
 Distributions from foreign
------------------------------------------------------------------------------------------------------------------------------------
  currency transactions                       --           (.26)         (.13)            --              (.26)           (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $12.18       $12.03        $12.53            $12.20         $12.05          $12.54
------------------------------------------------------------------------------------------------------------------------------------
Total Return (a)                              8.37%        7.19%         4.56% (d)         8.35%          7.34%           4.64% (d)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses (e)                                 2.37%        2.23%         0.83% (d)         2.37%          2.14%           0.83% (d)
------------------------------------------------------------------------------------------------------------------------------------
 Net investment loss                         (0.70)%      (0.16)%        (0.16)% (d)      (0.69)%        (0.06)%         (0.11)% (d)
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                        Year Ended December 31,
Supplemental Data For All Classes:          1998            1997                  1996                 1995                  1994
Net assets, end of year (000)             $80,093         $80,820               $92,164              $84,731               $83,739
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    89.48%          99.05%                81.97%               83.32%                75.39%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(b)  Calculated using average shares during the period.

(c) Commencement of operations: class B -August 1, 1996, and class C -August 1, 1996.

(d)  Not annualized.

(e) The ratios for 1997 and 1998 include expenses paid through an expense offset arrangement.


20   Financial Information

                                                                     Equity Fund
LINE GRAPH COMPARISON

     Immediately below is a comparison of a $10,000 investment in class A shares to the same investment in the Morgan Stanley World Index, assuming reinvestment of all dividends and distributions.

[GRAPHIC OMMITTED]
Fiscal Year-end 12/31

--------------------------------------------------------------------------------
         Average Annual Total Return At Maximum Applicable
       Sales Charge For The Periods Ending December 31, 1998

                           1 Year          5 Years          10 Years (or Life)
--------------------------------------------------------------------------------
Class A (3)                 2.78%           5.58%                 6.80%
--------------------------------------------------------------------------------
Class B (4)                 3.37%           --                    7.27%
--------------------------------------------------------------------------------
Class C (5)                 7.36%           --                    8.47%
--------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 5.75%.

(2) Performance for the unmanaged Morgan Stanley World Index does not reflect transaction costs, management fees or sales charges.

(3) Total return is the percent change in value, after deduction of the maximum initial sales charge of 5.75% applicable to class A shares, with all dividends and distributions reinvested for the periods shown ending December 31, 1998 using the SEC-required uniform method to compute such return.

(4) The class B shares were first offered on 8/1/96. Performance reflects the deduction of a CDSC of 4% (for 1 year) and 3% (life of the class).

(5) The class C shares were first offered on 8/1/96. Performance reflects the deduction of a CDSC of 1% (for 1 year) and 3% (life of the class).

                                               Financial Information          21

                                                                     Income Fund

FINANCIAL HIGHLIGHTS

     This table describes the fund's performance for the fiscal periods indicated." Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the fund's independent auditors, in conjunction with their annual audit of the fund's financial statements. Financial statements for the year ended December 31, 1998 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the year ended December 31, 1998 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single fund share.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Class A Shares
                                                                                     Year Ended December 31,
Per Share Operating Performance:                         1998          1997          1996            1995              1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $8.09         $8.34          $8.58           $7.98             $9.02
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                    .55 (b)       .51 (b)        .53             .77               .65
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                              .30          (.18)          (.04)            .6138            (.9603)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .85           .33            .49            1.3838            (.3103)
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income                    (.50)         (.51)          (.61)           (.6613)             (.6035)
------------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from paid-in-capital      --             (.07)           --              --                (.1262)
------------------------------------------------------------------------------------------------------------------------------------
 Distributions from foreign currency transactions        --             --             (.12)            (.1225)             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                             $8.44         $8.09          $8.34            $8.58             $7.98
------------------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                         10.79%         4.23%          6.12%           17.86%            (3.40)%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses (e)                                             1.18%         1.10%          1.04%            1.04%             1.02%
------------------------------------------------------------------------------------------------------------------------------------
 Net investments income                                   6.75%         6.29%          6.52%            7.60%             7.72%
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                         Class B Shares                                          Class C Shares
                                                    Year Ended December 31,                                 Year Ended December 31,
Per Share Operating Performance:              1998         1997        1996 (c)          1998           1997            1996 (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $8.09        $8.34        $8.24             $8.09          $8.34           $8.14
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                         .49 (b)      .45 (b)      .23               .50 (b)        .45 (a)(b)      .21
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
  gain (loss) on investments                   .30         (.18 )        .22               .29           (.18)            .37
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               .79          .27          .45               .79            .27             .58
------------------------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income         (.44)        (.46)        (.23)             (.44)          (.46)           (.26)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends to shareholders from paid-in-capital --          (.06)        --                --            (.06)          --
------------------------------------------------------------------------------------------------------------------------------------
 Distributions from foreign
------------------------------------------------------------------------------------------------------------------------------------
  currency transactions                       --            --            (.12)            --              --               (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $8.44        $8.09        $8.34             $8.44          $8.09           $8.34
------------------------------------------------------------------------------------------------------------------------------------
Total Return (a)                             10.03%        3.49%        5.58% (d)        10.03%          3.48%           7.43% (d)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
 Expenses (e)                                 1.87%        1.78%        0.73% (d)         1.85%          1.77%           0.87% (d)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                        6.01%        5.57%        2.11% (d)         6.08%         5.62%            2.69% (d)
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                       Year Ended December 31,
Supplemental Data For All Classes:          1998            1997                 1996                   1995                 1994
Net assets, end of year (000)            $125,162         $148,785            $202,494                $238,291             $249,490
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   359.13%          616.63%             621.79%                1,073.69%           1,230.20%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(b)  Calculated using average shares during the period.

(c) Commencement of operations of: class B -August 1, 1996, and class C -July 15, 1996.

(d)  Not annualized.

(e) The ratios for 1997 and 1998 include expenses paid through an expense offset arrangement.

22   Financial Information

                                                                     Income Fund
LINE GRAPH COMPARISON

     Immediately below is a comparison of a $10,000 investment in class A shares to the same investment in the J. P. Morgan Global Government Bond Index, assuming reinvestment of all dividends and distributions.

[GRAPHIC OMMITTED]
Fiscal Year-end 12/31

         Average Annual Total Return At Maximum Applicable
       Sales Charge For The Periods Ending December 31, 1998

--------------------------------------------------------------------------------
                           1 Year          5 Years          10 Years (or Life)
--------------------------------------------------------------------------------
Class A (3)                5.56%            5.85%                  8.21%
--------------------------------------------------------------------------------
Class B (4)                5.03%             --                    6.80%
--------------------------------------------------------------------------------
Class C (5)                9.03%             --                    8.53%
--------------------------------------------------------------------------------

(1)  Reflects the deduction of the maximum initial sales charge of 4.75%.

(2) Performance numbers for the unmanaged J. P. Morgan Global Government Bond Index does not reflect transaction costs, management fees or sales charges.

(3) Total return is the percent change in value, after deduction of the maximum initial sales charge of 4.75%, with all dividends and distributions reinvested for the periods shown ending December 31, 1998 using the SECrequired uniform method to compute such return.

(4) The class B shares were first offered on 8/1/96. Performance reflects the deduction of a CDSC of 4% (for 1 year) and 3% (life of the class).

(5) The class C shares were first offered on 7/15/96. Performance reflects the deduction of a CDSC of 1% (for 1 year) and 3% (life of the class).

                                               Financial Information          23

COMPENSATION FOR YOUR DEALER -- Equity Fund



                                                                FIRST YEAR COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
                                    Front-end
                                    sales charge            Dealer's
                                    paid by investors       concession                  Service fee (1)       Total compensation (2)
Class A investments                 (% of offering price)   (% of offering price)       (% of net investment)  (% of offering price)
------------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                           5.75%                   5.00%                       0.25%                  5.24%
------------------------------------------------------------------------------------------------------------------------------------
 $50,000 -$99,999                           4.75%                   4.00%                       0.25%                  4.24%
------------------------------------------------------------------------------------------------------------------------------------
 $100,000 -$249,999                         3.95%                   3.25%                       0.25%                  3.49%
------------------------------------------------------------------------------------------------------------------------------------
 $250,000 -$499,999                         2.75%                   2.25%                       0.25%                  2.49%
------------------------------------------------------------------------------------------------------------------------------------
 $500,000 -$999,999                         1.95%                   1.75%                       0.25%                  2.00%
------------------------------------------------------------------------------------------------------------------------------------
 $1 million or more (3) or Retirement Plan -100 or more
eligible employees (3) or Special Retirement Wrap Program (3)
------------------------------------------------------------------------------------------------------------------------------------
First $5 million                  no front-end sales charge         1.00%                       0.25%                  1.25%
------------------------------------------------------------------------------------------------------------------------------------
Next $5 million above that        no front-end sales charge         0.55%                       0.25%                  0.80%
------------------------------------------------------------------------------------------------------------------------------------
Next $40 million above that       no front-end sales charge         0.50%                       0.25%                  0.75%
------------------------------------------------------------------------------------------------------------------------------------
Over $50 million                  no front-end sales charge         0.25%                       0.25%                  0.50%
------------------------------------------------------------------------------------------------------------------------------------
Class B investments                                                 Paid at time of sale (% of net asset value)
------------------------------------------------------------------------------------------------------------------------------------
All amounts                       no front-end sales charge         3.75%                       0.25%                  4.00%
------------------------------------------------------------------------------------------------------------------------------------
Class C investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                       no front-end sales charge         0.75%                       0.25%                  1.00%
------------------------------------------------------------------------------------------------------------------------------------
Class P investments                                                 Percentage of average net assets
------------------------------------------------------------------------------------------------------------------------------------
All amounts                       no front-end sales charge         0.25%                       0.20%                  0.45%


------------------------------------------------------------------------------------------------------------------------------------
                                            ANNUAL COMPENSATION AFTER FIRST YEAR

Class A investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                       no front-end sales charge             none                          0.25%                  0.25%
------------------------------------------------------------------------------------------------------------------------------------
Class B investments                                                      Percentage of average net assets (4)
------------------------------------------------------------------------------------------------------------------------------------
All amounts                       no front-end sales charge             none                          0.25%                  0.25%
------------------------------------------------------------------------------------------------------------------------------------
Class C investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                       no front-end sales charge               0.75%                       0.25%                  1.00%
------------------------------------------------------------------------------------------------------------------------------------
Class P investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                       no front-end sales charge               0.25%                       0.20%                  0.45%
------------------------------------------------------------------------------------------------------------------------------------

(1) The service fee for class A and P shares is paid quarterly. The first year's service fee on class B and C shares is paid at the time of sale.

(2) Dealer's concession percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition. Additional Concessions may be paid to Authorized Institutions from time to time.

(3) Concessions are paid at the time of sale on all class A shares sold during any 12-month period starting from the day of the first net asset value sale. With respect to (a) class A share purchases at $1 million or more, sales qualifying at such level under rights of accumulation and statement of intention privileges are included and (b) for Special Retirement Wrap Programs, only new sales are eligible and exchanges into the fund are excluded.

(4) With respect to class B, C and P shares, 0.25%, 1.00% and 0.45%, respectively, of the average annual net asset value of such shares outstanding during the quarter (including distribution reinvestment shares after the first anniversary of their issuance) is paid to Authorized Institutions. These fees are paid quarterly in arrears.

 24   Financial Information

COMPENSATION FOR YOUR DEALER -- Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                FIRST YEAR COMPENSATION

                                           Front-end
                                           sales charge           Dealer's
                                           paid by investors      concession             Service fee (1)      Total compensation (2)
Class A investments                        (% of offering price)  (% of offering price)  (% of net investment) (% of offering price)
------------------------------------------------------------------------------------------------------------------------------------
Less than $100,000                                      4.75%                  4.00%                 0.25%                    4.24%
------------------------------------------------------------------------------------------------------------------------------------
 $100,000 -$249,999                                     3.95%                  3.25%                 0.25%                    3.49%
------------------------------------------------------------------------------------------------------------------------------------
 $250,00 -$499,999                                      2.75%                  2.25%                 0.25%                    2.74%
------------------------------------------------------------------------------------------------------------------------------------
 $500,000 -$999,999                                     1.95%                  1.75%                 0.25%                    2.00%
------------------------------------------------------------------------------------------------------------------------------------
 $1 million or more (3) or
Retirement Plan -100 or more eligible employees (3) or
Special Retirement Wrap Program (3)
------------------------------------------------------------------------------------------------------------------------------------
First $5 million                            no front-end sales charge          1.00%                 0.25%                    1.25%
------------------------------------------------------------------------------------------------------------------------------------
Next $5 million above that                  no front-end sales charge          0.55%                 0.25%                    0.80%
------------------------------------------------------------------------------------------------------------------------------------
Next $40 million above that                 no front-end sales charge          0.50%                 0.25%                    0.75%
------------------------------------------------------------------------------------------------------------------------------------
Over $50 million                            no front-end sales charge          0.25%                 0.25%                    0.50%
------------------------------------------------------------------------------------------------------------------------------------
Class B investments                                                           Paid at time of sale (% of net asset value)
------------------------------------------------------------------------------------------------------------------------------------
All amounts                                 no front-end sales charge          3.75%                 0.25%                    4.00%
------------------------------------------------------------------------------------------------------------------------------------
Class C investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                                 no front-end sales charge          0.75%                 0.25%                    1.00%
------------------------------------------------------------------------------------------------------------------------------------
Class P investments                                                           Percentage of average net assets
------------------------------------------------------------------------------------------------------------------------------------
All amounts                                 no front-end sales charge          0.25%                 0.20%                    0.45%
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                      ANNUAL COMPENSATION AFTER FIRST YEAR

Class A investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                                 no front-end sales charge         none                   0.25%                    0.25%
------------------------------------------------------------------------------------------------------------------------------------
Class B investments                                                                Percentage of average net assets (4)
------------------------------------------------------------------------------------------------------------------------------------
All amounts                                 no front-end sales charge         none                   0.25%                    0.25%
------------------------------------------------------------------------------------------------------------------------------------
Class C investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                                 no front-end sales charge          0.65%                 0.25%                    0.90%
------------------------------------------------------------------------------------------------------------------------------------
Class P investments
------------------------------------------------------------------------------------------------------------------------------------
All amounts                                 no front-end sales charge          0.25%                 0.20%                    0.45%
------------------------------------------------------------------------------------------------------------------------------------

(1) The service fee for class A and P shares is paid quarterly. The first year's service fee on class B and C shares is paid at the time of sale.

(2) Dealer's concession percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition. Additional Concessions may be paid to Authorized Institutions from time to time.

(3) Concessions are paid at the time of sale on all class A shares sold during any 12-month period starting from the day of the first net asset value sale. With respect to (a) class A share purchase at $1 million or more, sales qualifying at such level under rights of accumulation and statement of intention privileges are included and (b) for Special Retirement Wrap Programs, only new sales are eligible and exchanges into the Fund are excluded.

(4) With respect to class B, C and P shares, 0.25%, 0.90% and 0.45%, respectively, of the average annual net asset value of such shares outstanding during the quarter (including distribution reinvestment shares after the first anniversary of their issuance) is paid to Authorized Institutions. These fees are paid quarterly in arrears. In the case of class C shares for fixed-income series, 0.10% of the average net asset value of such shares is retained by Lord Abbett Distributor, thus reducing from 0.75% to 0.65% after the first year. Lord Abbett & Co. uses 0.10% for expenses primarily intended to result in the sale of such series' shares.

Financial Information  25

    More information on these funds is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORT

     Describes the funds, lists portfolio holdings and contains a letter from each fund's manager discussing recent market conditions and the investment strategies.


STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     Provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

By telephone. Call the funds at:
888-222-2388

By mail. Write to the funds at:
The Lord Abbett Family of Funds
767 Fifth Avenue
New York, NY 10153-0203

Via the Internet
Lord, Abbett & Co.
http://www.lordabbett.com

Text only versions of fund documents can be viewed online or downloaded from:
SEC http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.


Lord Abbett Global Fund, Inc.
Equity Series
Income Series
The General Motors Building
767 Fifth Avenue
New York, NY 10153-0203
-----------------------
SEC file number: 811-5476

LAGF-1-599
(5/99)